Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	J.B. HUNT TRANSPORT SERVICES, INC.
Entity Central Index Key	0000728535
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false